Acquisitions, disposals and discontinued operations - RF and Latvia discontinued operations (Details) - RUB (₽) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Discontinued operations
Revenue:	₽ 7,205	₽ 4,214	[1]	₽ 2,064	[1]
Revenue from contracts with customers	6,517	4,004	[1]	1,876	[1]
Interest revenue calculated using the effective interest rate	588	140	[1]	81	[1]
Fees from inactive accounts and unclaimed payments	100	70	[1]	107	[1]
Operating costs and expenses:	(6,181)	(5,277)	[1]	(2,573)	[1]
Cost of revenue, exclusive of items shown separately below	(4,355)	(2,690)	[1]	(1,076)	[1]
Selling, general and administrative expenses	(923)	(687)	[1]	(840)	[1]
Personnel expenses	(1,179)	(859)	[1]	(624)	[1]
Depreciation and amortization	(69)	(26)	[1]	(24)	[1]
Credit loss expense	399	(979)	[1]	3	[1]
Impairment of non-current assets	(54)	(36)	[1]	(12)	[1]
(Loss)/Profit from operations	1,024	(1,063)	[1]	(509)	[1]
Foreign exchange (loss)/gain, net	447	(453)	[1]	(6)	[1]
Other income and expenses, net	899	363	[1]	262	[1]
Profit before tax from the ordinary activities	2,647	(1,192)	[1]	8,230	[1]
Total profit for the year from discontinued operations	689	15,491	[1]	9,796	[1]
Discontinued operations
Discontinued operations
Revenue:	64,115	47,288		39,071
Revenue from contracts with customers	54,360	39,048		34,035
Interest revenue calculated using the effective interest rate	8,217
Fees from inactive accounts and unclaimed payments	1,538
Operating costs and expenses:	(49,277)
Cost of revenue, exclusive of items shown separately below	(31,113)	(14,675)		(16,946)
Selling, general and administrative expenses	(4,319)
Personnel expenses	(10,738)
Depreciation and amortization	(1,276)
Credit loss expense	(1,831)
(Loss)/Profit from operations	14,838
Foreign exchange (loss)/gain, net	1,894
Other income and expenses, net	(63)
Profit before tax from the ordinary activities	16,669
Income tax expense	(3,535)
Net profit from the ordinary activities	13,134
Impairment loss recognised on the remeasurement to bring down to fair value less costs to sell	(14,354)
Income tax related to remeasurement to fair value less costs to sell	1,926
Loss on sale of discontinued operations	(17)
Total profit for the year from discontinued operations	689
Attributable to:
Equity holders of the parent	381
Non-controlling interests	₽ 308
Earnings per share for discontinued operations
Basic, profit from discontinued operations attributable to ordinary equity holders of the parent	₽ 6.08
Diluted, profit from discontinued operations attributable to ordinary equity holders of the parent	₽ 6.08
RF
Discontinued operations
Revenue:	₽ 59,541	47,288		39,071
Revenue from contracts with customers	49,786	39,048		34,035
Interest revenue calculated using the effective interest rate	8,217	6,624		3,372
Fees from inactive accounts and unclaimed payments	1,538	1,616		1,664
Operating costs and expenses:	(44,736)	(27,637)		(26,557)
Cost of revenue, exclusive of items shown separately below	(26,627)	(14,675)		(16,946)
Selling, general and administrative expenses	(4,302)	(3,080)		(2,388)
Personnel expenses	(10,701)	(7,410)		(5,766)
Depreciation and amortization	(1,276)	(1,059)		(1,106)
Credit loss expense	(1,830)	(1,402)		(339)
Impairment of non-current assets		(11)		(12)
(Loss)/Profit from operations	14,805	19,651		12,514
Foreign exchange (loss)/gain, net	1,893	(197)		(23)
Other income and expenses, net	(62)	(78)		(105)
Profit before tax from the ordinary activities	16,636	19,376		12,386
Income tax expense	(3,528)	(3,885)		(2,590)
Net profit from the ordinary activities	13,108	15,491		9,796
Impairment loss recognised on the remeasurement to bring down to fair value less costs to sell	(14,354)
Income tax related to remeasurement to fair value less costs to sell	1,926
Total profit for the year from discontinued operations	680	15,491		9,796
Attributable to:
Equity holders of the parent		14,855		9,659
Non-controlling interests		₽ 636		₽ 137
Earnings per share for discontinued operations
Basic, profit from discontinued operations attributable to ordinary equity holders of the parent		₽ 237.23		₽ 154.71
Diluted, profit from discontinued operations attributable to ordinary equity holders of the parent		₽ 237.23		₽ 154.66
Latvia
Discontinued operations
Revenue:	4,574
Revenue from contracts with customers	4,574
Operating costs and expenses:	(4,541)
Cost of revenue, exclusive of items shown separately below	(4,486)
Selling, general and administrative expenses	(17)
Personnel expenses	(37)
Credit loss expense	(1)
(Loss)/Profit from operations	33
Foreign exchange (loss)/gain, net	1
Other income and expenses, net	(1)
Profit before tax from the ordinary activities	33
Income tax expense	(7)
Net profit from the ordinary activities	26
Loss on sale of discontinued operations	(17)
Total profit for the year from discontinued operations	₽ 9

[1]	Amounts do not correspond with the previously presented due to discontinued operations (please refer to Note 6)